EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2025
Earnings per share (Note 10):
SCHEDULE OF RECONCILIATION OF BASIC AND DILUTED COMMON SHARES OUTSTANDING

The following tables provide a reconciliation of the data used in the calculation of basic and diluted ordinary shares outstanding for the three-month period ended June 30, 2025, the three-month period ended June 30, 2024, the six-month period ended June 30, 2025, and the six-month period ended June 30, 2024, respectively.

Date	Transaction Detail	Change in Shares	Three-month period ended June 30, 2025, Weighted Average Ordinary Shares Outstanding
April 1, 2025	Beginning Balance		96,352,966
April 22, 2025	Settlement of liability-classified share-based compensation	100,001	75,825
June 30, 2025	Ending Balance		96,428,791

Date	Transaction Detail	Change in Shares	Three-month period ended June 30, 2024, Weighted Average Ordinary Shares Outstanding
April 1, 2024	Beginning Balance		95,487,677
April 1, 2024	Restricted Stock Issuance	1,774	1,774
April 23, 2024	Restricted Stock Issuance	1,333	996
May 2, 2024	Return of shares from W.D. Van Gonten Engineering	(82,331)	(53,379)
June 30, 2024	Ending Balance		95,437,068

Date	Transaction Detail	Change in Shares	Six-month period ended June 30, 2025, Weighted Average Ordinary Shares Outstanding
January 1, 2025	Beginning Balance		96,045,856
January 6, 2025	Settlement of liability-classified share-based compensation	61,353	59,319
February 17, 2025	Equity-classified Restricted Stock Issuance	666	489
February 27, 2025	Equity-classified Restricted Stock Issuance	1,000	680
March 17, 2025	Equity-classified Restricted Stock Issuance	12,430	7,211
March 18, 2025	Equity-classified Restricted Stock Issuance	231,661	133,109
April 22, 2025	Settlement of liability-classified share-based compensation	100,001	38,122
June 30, 2025	Ending Balance		96,284,786

Date	Transaction Detail	Change in Shares	Six-month period ended June 30, 2024, Weighted Average Ordinary Shares Outstanding
January 1, 2024	Beginning Balance		94,996,397
January 9, 2024	Restricted Stock Issuance	333	317
March 17, 2024	Restricted Stock Issuance	12,751	7,356
March 18, 2024	Restricted Stock Issuance	242,455	138,546
March 19, 2024	Restricted Stock Issuance	235,741	133,414
April 1, 2024	Restricted Stock Issuance	1,774	906
April 23, 2024	Restricted Stock Issuance	1,333	498
May 2, 2024	Return of shares from W.D. Van Gonten Engineering	(82,331)	(26,690)
June 30, 2024	Ending Balance		95,250,744

SCHEDULE OF BASIC AND DILUTED EARNINGS PER COMMON SHARE

The following tables provide the computation of basic and diluted earnings per share (“EPS”), for the three-month period ended June 30, 2025, the three-month period ended June 30, 2024, the six-month period ended June 30, 2025, and the six-month period ended June 30, 2024, respectively.

	For the three-month period ended
	June 30, 2025			June 30, 2024
	Net income to Ordinary Shareholders	Weighted-average ordinary shares outstanding	EPS	Net income to Ordinary Shareholders	Weighted-average ordinary shares outstanding	EPS

Basic EPS - ordinary shares	$15,201	96,428,791	$0.16	$18,873	95,437,068	$0.20
Restricted stock units		-			88,611
Antidilution sequencing - subtotal	15,201	96,428,791	0.16	18,873	95,525,679	0.20
35,540,380 warrants @ $5.75 per half share		-			-
May 30, 2025, tender offer to exchange 35,540,380 warrants at a maximum of 0.10 ordinary shares per warrant		1,210,716			-
Diluted EPS - ordinary shares	$15,201	97,639,507	$0.16	$18,873	95,525,679	$0.20

	For the six-month period ended
	June 30, 2025			June 30, 2024

	Net income to Ordinary Shareholders	Weighted-average ordinary shares outstanding	EPS	Net loss to Ordinary Shareholders	Weighted-average ordinary shares outstanding	EPS

Basic EPS - ordinary shares	$25,592	96,284,786	$0.27	$28,855	95,250,744	$0.30
Restricted stock units		258,726			233,276
Antidilution sequencing - subtotal	25,592	96,543,512	0.27	28,855	95,484,020	0.30
35,540,380 warrants @ $5.75 per half share		-			-
May 30, 2025, tender offer to exchange 35,540,380 warrants at a maximum of 0.10 ordinary shares per warrant		608,703			-
Diluted EPS - ordinary shares	$25,592	97,152,215	$0.26	$28,855	95,484,020	$0.30